COMMITMENTS AND CONTINGENCIES (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2010 USD ($)	Dec. 31, 2009 Sibintertelecom USD ($)	Oct. 31, 2009 Sibintertelecom RUB	Dec. 31, 2011 MTS OJSC USD ($)	Dec. 31, 2011 MTS OJSC RUB	Sep. 30, 2011 MTS OJSC RUB	Dec. 31, 2010 MTS OJSC RUB	Dec. 31, 2011 MGTS USD ($)	Dec. 31, 2011 MGTS RUB
Taxation
Number of years following the tax year for which tax declarations remain open and subject to inspection	3
Tax audit and assessment
Additional taxes, penalties and fines payable			$ 5.8	174.5	$ 11.0			353.9	$ 8.0	258.1
Decrease in amount of additional taxes, penalties and fines payable					5.4		173.9
Amount of appeal filed by the entity					2.6	84.2
Remaining amount of additional taxes, penalties and fines payable					5.6	180.0
Provision for tax and customs liabilities	7.1	10.0
Accrual for unrecognized income tax benefits, potential penalties and interest	$ 16.3	$ 14.0